Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST
Goldman Sachs Future Consumer Equity ETF
(the “Fund”)
Supplement dated August 11, 2023 to the
Prospectus and Summary Prospectus dated December 29, 2022, as supplemented to date
Effective immediately, the Fund’s Prospectus and Summary Prospectus are revised as follows:
The following replaces in its entirety the fifth and sixth paragraphs under the “Goldman Sachs Future Consumer Equity ETF—Summary—Principal Investment Strategies” and “Investment Management Approach—Principal Investment Strategies—Goldman Sachs Future Consumer Equity ETF” sections of the Prospectus, as well as the “Principal Investment Strategies” section of the Summary Prospectus:
Tech-Enabled Consumption
⬛
Digital Enablers: represents companies that, in the Investment Adviser’s view, provide or help create products, services or technologies in areas including, but not limited to, internet and communications infrastructure, digital components, and fintech infrastructure.

⬛
Digital Services: represents companies that, in the Investment Adviser’s view, provide or help create products, services or technologies in areas including, but not limited to, e‑commerce, social media, digital entertainment and gaming, fintech services, mobility, and the digital workforce.

Lifestyle and Values
⬛
Consumption: represents companies that, in the Investment Adviser’s view, provide or help create products, services or technologies in areas including, but not limited to, health and wellness, luxury, and sustainable living.

⬛
Lifestyle: represents companies that, in the Investment Adviser’s view, provide or help create products, services or technologies in areas including, but not limited to, experiences, health and wellness, sustainable living, education, pet care, and childcare.

Goldman Sachs Future Consumer Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST
Goldman Sachs Future Consumer Equity ETF
(the “Fund”)
Supplement dated August 11, 2023 to the
Prospectus and Summary Prospectus dated December 29, 2022, as supplemented to date
Effective immediately, the Fund’s Prospectus and Summary Prospectus are revised as follows:
The following replaces in its entirety the fifth and sixth paragraphs under the “Goldman Sachs Future Consumer Equity ETF—Summary—Principal Investment Strategies” and “Investment Management Approach—Principal Investment Strategies—Goldman Sachs Future Consumer Equity ETF” sections of the Prospectus, as well as the “Principal Investment Strategies” section of the Summary Prospectus:
Tech-Enabled Consumption
⬛
Digital Enablers: represents companies that, in the Investment Adviser’s view, provide or help create products, services or technologies in areas including, but not limited to, internet and communications infrastructure, digital components, and fintech infrastructure.

⬛
Digital Services: represents companies that, in the Investment Adviser’s view, provide or help create products, services or technologies in areas including, but not limited to, e‑commerce, social media, digital entertainment and gaming, fintech services, mobility, and the digital workforce.

Lifestyle and Values
⬛
Consumption: represents companies that, in the Investment Adviser’s view, provide or help create products, services or technologies in areas including, but not limited to, health and wellness, luxury, and sustainable living.

⬛
Lifestyle: represents companies that, in the Investment Adviser’s view, provide or help create products, services or technologies in areas including, but not limited to, experiences, health and wellness, sustainable living, education, pet care, and childcare.